Segment information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total assets	R$ 9,357,934	R$ 8,829,539
Current assets	1,942,176	1,589,784
Non-current assets	7,415,758	7,239,755
Total liabilities and equity	9,357,934	8,829,539
Current liabilities	884,041	1,140,195
Non-current liabilities	3,582,708	3,378,761
Equity	4,891,185	4,310,583	R$ 3,643,012	R$ 3,250,158
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	9,357,934	8,829,539
Current assets	1,942,176	1,589,784
Non-current assets	7,415,758	7,239,755
Total liabilities and equity	9,357,934	8,829,539
Current liabilities	884,041	1,140,195
Non-current liabilities	3,582,708	3,378,761
Equity	4,891,185	4,310,583
Investments in associate	46,518	54,442
Capital expenditures	404,011	392,615
Operating segments [member] | Undergraduate [Member]
IfrsStatementLineItems [Line Items]
Total assets	8,959,964	8,393,185
Current assets	1,765,066	1,443,566
Non-current assets	7,194,898	6,949,619
Total liabilities and equity	8,959,964	8,393,185
Current liabilities	689,074	884,705
Non-current liabilities	3,474,357	3,279,846
Equity	4,796,533	4,228,634
Investments in associate	46,518	54,442
Capital expenditures	281,313	301,368
Operating segments [member] | Continuing Education [member]
IfrsStatementLineItems [Line Items]
Total assets	245,697	274,318
Current assets	92,221	71,893
Non-current assets	153,476	202,425
Total liabilities and equity	245,697	274,318
Current liabilities	113,729	188,489
Non-current liabilities	84,581	75,619
Equity	47,387	10,210
Investments in associate
Capital expenditures	79,139	53,162
Operating segments [member] | Medical Practice Solutions [Member]
IfrsStatementLineItems [Line Items]
Total assets	166,238	170,624
Current assets	98,854	82,913
Non-current assets	67,384	87,711
Total liabilities and equity	166,238	170,624
Current liabilities	95,203	75,589
Non-current liabilities	23,770	23,296
Equity	47,265	71,739
Investments in associate
Capital expenditures	43,559	38,085
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
Total assets	9,371,899	8,838,127
Current assets	1,956,141	1,598,372
Non-current assets	7,415,958	7,239,755
Total liabilities and equity	9,371,899	8,838,127
Current liabilities	898,006	1,148,783
Non-current liabilities	3,582,708	3,378,761
Equity	4,891,185	4,310,583
Investments in associate	46,518	54,442
Capital expenditures	404,011	392,615
Operating segments [member] | Elimination Inter Segment Balances [Member]
IfrsStatementLineItems [Line Items]
Total assets	(13,965)	(8,588)
Current assets	(13,965)	(8,588)
Non-current assets
Total liabilities and equity	(13,965)	(8,588)
Current liabilities	(13,965)	(8,588)
Non-current liabilities
Equity
Investments in associate
Capital expenditures